Summary of Significant Accounting Policies - Revisions to Prior Periods (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales	$ 48,811	$ 13,914	[1]	$ 21,715	[1]
Purchased Product	$ 23,481	5,681	[1]	8,789	[1]
Oil Sands
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		8,804		13,101
Purchased Product		1,262		2,231
Gross sales less purchased product		7,542		10,870
Previously Reported | Oil Sands
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		8,481		12,739
Purchased Product		939		1,869
Gross sales less purchased product		7,542		10,870
Revision | Oil Sands
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		323		362
Purchased Product		323		362
Gross sales less purchased product		$ 0		$ 0

[1]	See Note 3(w) for revisions to comparative results.